Revenue and Related Matters -Narrative (Details) $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 21, 2022 USD ($)	Mar. 31, 2025 USD ($) customer	Mar. 31, 2024 USD ($) customer	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Transaction Price Allocated to Remaining Performance Obligations
Contract assets		$ 0		$ 0	$ 0
Deferred revenue				7,900	7,700
Deferred Revenue		2,500	$ 2,700
Amount of transaction price allocated to performance obligations		10,200		9,900
Impairment loss		0	0	0	0	$ 0
Total revenues		30,333	32,066	137,421	122,368	105,522
Research and development		10,036	$ 6,742	31,082	$ 26,064	$ 26,809
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations				$ 8,800
Performance obligation satisfaction period				12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-04-01
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations		$ 9,100
Performance obligation satisfaction period		12 months
National Institutes of Health
Transaction Price Allocated to Remaining Performance Obligations
Contract value	$ 1,700
Grants received		$ 1,500		$ 1,100
Total revenues				800
Research and development				600
Undelivered licenses of intellectual property
Transaction Price Allocated to Remaining Performance Obligations
Amount of transaction price allocated to performance obligations		$ 10,200		$ 9,900
Customer | Revenue Benchmark | Customer Concentration Risk
Transaction Price Allocated to Remaining Performance Obligations
Number of customers with high percent of total revenue | customer		0	0	0
Concentration Risk, Percentage		10.00%	10.00%	10.00%
Customer | Accounts Receivable | Customer Concentration Risk
Transaction Price Allocated to Remaining Performance Obligations
Number of customers with high percent of total revenue | customer		0		0
Concentration Risk, Percentage		10.00%		10.00%